CONSOLIDATED STATEMENT OF EQUITY (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified									12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member]	Dec. 31, 2009 Preferred Stock [Member]	Dec. 31, 2012 Greek State Preferred Stock [Member]	Dec. 31, 2011 Greek State Preferred Stock [Member]	Dec. 31, 2010 Greek State Preferred Stock [Member]	Dec. 31, 2009 Greek State Preferred Stock [Member]	Dec. 31, 2010 Common Stock	Dec. 31, 2011 Preferred Stock	Dec. 31, 2012 Additional Paid In Capital	Dec. 31, 2011 Additional Paid In Capital	Dec. 31, 2010 Additional Paid In Capital	Dec. 31, 2010 Accumulated Surplus	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2009 Treasury Stock Preferred Stock [Member]
Common stock - Number of shares									607,041,577
Common stock - Par value per share									€ 5.0
Preferred stock - Number of shares	25,000,000	25,000,000	25,000,000	25,000,000	270,000,000	270,000,000	70,000,000	70,000,000
Preferred stock - Par value per share	€ 0.3	€ 0.3		€ 0.3	€ 5.0	€ 5.0		€ 5.0		€ 5.0
Treasury stock - Number of shares															(62,972)	(743,689)		(337,350)
Issuance of common stock - Number of shares									121,408,315				121,408,315
Issuance of common stock from convertion of convertible bonds									227,640,590				227,640,590
Par value of ordinary shares distributed									€ 5.0
Share options exercised - Par value per share option exercised									€ 5.0
Issuance of preferred stock - Number of shares										200,000,000
Issuance of preferred stock - Par value per share	€ 0.3	€ 0.3		€ 0.3	€ 5.0	€ 5.0		€ 5.0		€ 5.0
Gain/loss on sale of treasury stock - Tax expense											€ 185	€ 990	€ 715
Treasury stock - Sales															60,763,827	42,062,422	15,213,954
Treasury stock - Purchases															(60,711,618)	(41,381,705)	(15,620,293)
Tax on preferred dividends														€ 7,700
Common stock - Par value per share									€ 5.0
Preferred stock - Number of shares	25,000,000	25,000,000	25,000,000	25,000,000	270,000,000	270,000,000	70,000,000	70,000,000
Preferred stock - Par value per share	€ 0.3	€ 0.3		€ 0.3	€ 5.0	€ 5.0		€ 5.0		€ 5.0
Treasury stock - Number of shares															(10,763)	(62,972)	(743,689)	(337,350)